Profit Before Income Tax - Summary of Employee Benefits Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Post-employment benefits
Defined contribution plans	$ 96,865	$ 2,965,054	$ 2,340,826	$ 2,356,416
Defined benefit plans	9,518	291,333	266,267	394,741
Post-employment benefits	106,383	3,256,387	2,607,093	2,751,157
Equity-settled share-based payments	7,045	215,648	438,765	470,788
Other employee benefits	2,088,874	63,940,430	51,043,198	49,525,940
Employee benefits expense	2,202,302	67,412,465	54,089,056	52,747,885
Operating costs [member]
Post-employment benefits
Employee benefits expense	1,481,972	45,363,170	35,978,403	35,588,529
Operating expense [member]
Post-employment benefits
Employee benefits expense	$ 720,330	$ 22,049,295	$ 18,110,653	$ 17,159,356